Current Taxes and Deferred Taxes - Schedule of Nominal Tax Rates of Countries Where Consolidated Subsidiaries Located (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Rate	27.00%	25.50%	24.00%
Chile [member]
Disclosure of geographical areas [line items]
Rate	27.00%	25.50%	24.00%
Colombia [member]
Disclosure of geographical areas [line items]
Rate	37.00%	40.00%	40.00%
United States [member]
Disclosure of geographical areas [line items]
Rate	21.00%	35.00%	35.00%